Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) shares
Short-term borrowings	¥ 86,261	$ 12,561	¥ 161,126
Accounts payable	56,022	8,157	94,224
Salary and welfare payable	6,890	1,003	6,871
Accrued liabilities and other current liabilities	22,104	3,219	27,324
Amounts due to related parties, current	471	69	219
Contract liabilities	4,471	651	7,007
Operating lease liabilities, current	9,220	1,343	10,001
Derivative liabilities	10,701	1,558	9,086
Operating lease liabilities, non-current	12,741	1,855	28,197
Other debts, non-current	102,827	$ 14,973	181,062
Nonrecourse [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Short-term borrowings	363		872
Accounts payable	13,459		55,144
Salary and welfare payable	5,573		5,597
Accrued liabilities and other current liabilities	15,712		24,417
Amounts due to related parties, current	21		4
Contract liabilities	4,471		7,007
Operating lease liabilities, current	9,207		7,238
Derivative liabilities	0		0
Deferred tax liabilities	0		0
Operating lease liabilities, non-current	12,741		28,197
Other debts, non-current	¥ 75,481		¥ 157,874
Class A Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Common Stock, Shares Authorized | shares	129,500,000	129,500,000	129,500,000
Common Stock, Shares, Issued | shares	55,763,079	55,763,079	55,709,591
Common Stock, Shares, Outstanding | shares	55,763,079	55,763,079	55,709,591
Class B Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Common Stock, Shares Authorized | shares	15,000,000	15,000,000	15,000,000
Common Stock, Shares, Issued | shares	13,037,729	13,037,729	13,037,729
Common Stock, Shares, Outstanding | shares	13,037,729	13,037,729	13,037,729